UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011
                                                --------------

Check here if Amendment [ ]; Amendment Number:
                                               ----------
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Ashmore Group plc
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Address:     61 Aldwych
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             London WC2B 4AE, United Kingdom
             -------------------------------

Form 13F File Number:  28-14260
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael S. Perman
             -----------------
Title:       Secretary
             -----------------
Phone:       212-661-0061
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Signature, Place, and Date of Signing:

------------------------     -------------------     ------------------------

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     28-
     -------------------------     ----------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     45

Form 13F Information Table Value Total:     $222,907
                                            ---------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.        Form 13F File Number   Name

     1          28-14265               Ashmore Investments (UK) Ltd
                --------
     2          28-14274               Ashmore Investment Management Limited
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

                                         FORM 13F INFORMATION TABLE AS OF MARCH 31, 2011

                                                                VALUE     SHARES/  SH/  PUT/  INVSTMT    OTHER
NAME OF ISSUER                  TITLE OF CLASS      CUSIP      X($1000)   PRN AMT  PRN  CALL  DISCRETN  MANAGERS   VOTING AUTHORITY
--------------                  --------------      -----      --------   -------  ---  ----  --------  --------   ----------------
                                                                                                                  SOLE  SHARED  NONE
                                                                                                                  ----  ------  ----

Aberdeen Indonesia Fund Inc     COM               00305P106       1,436   108,169   sh         defined    1, 2   108,169   0      0
Aberdeen Latin American Eqty    COM               00306K106       2,492    63,860   sh         defined    1, 2    63,860   0      0
America Movil SAB DE CV         SPON ADR L SHS    02364W105      15,042   258,900   sh         defined    1, 2   258,900   0      0
China Fund Inc                  COM               169373107       3,584   113,844   sh         defined    1, 2   113,844   0      0
Chunghwa Telecom Ltd            SPON ADR NEW      17133Q106      13,449   431,620   sh         defined    1, 2   431,620   0      0
Companhia Brasileira DE DIST    SPN ADR PFD CL A  20440T201       1,816    43,300   sh         defined    1, 2    43,300   0      0
Companhia Siderurgica Nacion    SPN ADR PFD CL A  20440W105       2,267   136,100   sh         defined    1, 2   136,100   0      0
Desarrolladora Homex S A DE     Spon ADR          25030W100       4,813   176,631   sh         defined    1, 2   176,631   0      0
Ishares TR                      FTSE China25 IDX  464287184       1,269    28,258   sh         defined    1, 2    28,258   0      0
Ishares TR                      MSCI PERU CAP     464289842       2,787    61,050   sh         defined    1, 2    61,050   0      0
Ishares TR                      MSCI PERU CAP     464289842       1,365    29,900   sh         defined            29,900   0      0
Ishares Inc                     MSCI BRAZIL       464286400       4,130    53,288   sh         defined    1, 2    53,288   0      0
Ishares TR                      INDO INVS MRKT    46429B309       1,165    39,025   sh         defined    1, 2    39,025   0      0
Ishares INC                     MSCI MALAYSIA     464286830         600    40,550   sh         defined    1, 2    40,550   0      0
Ishares INC                     MSCI MEX INVEST   464286822       2,130    33,890   sh         defined    1, 2    33,890   0      0
Ishares TR                      PHILL INVSTMRK    46429B408         468    19,700   sh         defined    1, 2    19,700   0      0
Ishares INC                     MSCI STH AFRCA    464286780         500     6,850   sh         defined    1, 2     6,850   0      0
Ishares INC                     MSCI S KOREA      464286772       2,051    31,870   sh         defined    1, 2    31,870   0      0
Ishares INC                     MSCI TAIWAN       464286731         981    66,000   sh         defined    1, 2    66,000   0      0
Ishares INC                     MSCI THAILAND     464286624       2,199    32,910   sh         defined    1, 2    32,910   0      0
J F China Region FD Inc         COM               46614T107         571    37,085   sh         defined    1, 2    37,085   0      0
Korea FD                        COM NEW           500634209       1,028    21,290   sh         defined    1, 2    21,290   0      0
Malaysia Fund Inc               COM               560905101         428    37,221   sh         defined    1, 2    37,221   0      0
Market Vectors ETF TR           INDONESIA ETF     57060U753         983    32,834   sh         defined    1, 2    32,834   0      0
Market Vectors ETF TR           INDONESIA ETF     57060U753         826    27,600   sh         defined            27,600   0      0
Market Vectors ETF TR           RUSSIA ETF        57060U506         349     8,376   sh         defined    1, 2     8,376   0      0
Market Vectors ETF TR           BRAZL SMCP ETF    57060U613       2,186    38,550   sh         defined    1, 2    38,550   0      0
Mechel OAO                      SPOND ADR         583840103         684    22,200   sh         defined    1, 2    22,200   0      0
Mexico Fund Inc                 COM               592835102         872    30,076   sh         defined    1, 2    30,076   0      0
Mobile Telesystems OJSC         SPON ADR          607409109      43,874 2,066,600   sh         defined    1, 2 2,066,600   0      0
Morgan Stanley China A Share    COM               617468103       2,182    75,930   sh         defined    1, 2    75,930   0      0
Morgan Stanley Em MKTS DM DE    COM               617477104         766    47,312   sh         defined            47,312   0      0
Morgan Stanley Frnt Emerg FD    COM               61757P101         717    51,353   sh         defined    1, 2    51,353   0      0
Philippine Long Distance Tel    Spon ADR          718252604       5,971   111,600   sh         defined    1, 2   111,600   0      0
Taiwan Fund Inc                 COM               874036106       1,067    57,150   sh         defined    1, 2    57,150   0      0
Taiwan Greater China Fund       SH BEN INT        874037104         314    43,548   sh         defined    1, 2    43,548   0      0
Templeton Dragon FD Inc         COM               88018T101       3,238   104,437   sh         defined    1, 2   104,437   0      0
Templeton Emerging Mkts FD I    COM               880191101         292    12,467   sh         defined    1, 2    12,467   0      0
Templeton Russia and East Euro  COM               88022F105       1,111    46,364   sh         defined    1, 2    46,364   0      0
Ternium Sa                      SPON ADR          880890108       9,132   254,103   sh         defined    1, 2   254,103   0      0
Turkish Investment Fund         COM               900145103         779    48,111   sh         defined    1, 2    48,111   0      0
Vale S A                        ADR               91912E105      38,426 1,152,200   sh         defined    1, 2 1,152,200   0      0
Vimpelcom Ltd                   SPON ADR          92719A106      38,893 2,754,430   sh         defined    1, 2 2,754,430   0      0
Wisdomtree TR                   EM LCL DEBT FD    97717X867       1,978    38,100   sh         defined            38,100   0      0
Wisdomtree TRUST                INDIA ERNGS FD    97717W422       1,696    68,400   sh         defined    1, 2    68,400   0      0
